Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	€ 1	€ 4
Increases	7
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	8	1
Gross book value of intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	723	722
Increases	9	1
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	732	723
Gross book value of intangible assets | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	65	65
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	65	65
Gross book value of intangible assets | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	658	657
Increases	9	1
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	667	658
Gross book value of intangible assets | Intangible assets in progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	0	0
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	0	0
Accumulated depreciation of intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(721)	(717)
Increases	(2)	(4)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	(723)	(721)
Accumulated depreciation of intangible assets | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(65)	(65)
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	(65)	(65)
Accumulated depreciation of intangible assets | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(657)	(652)
Increases	(2)	(4)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	€ (659)	(657)
Netting
Reconciliation of changes in intangible assets other than goodwill [abstract]
Increases		€ (3)